Profit Attributable To Owners Of The Company - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Attributable To The Owners Of The Company [Abstract]
Profit loss attributable to the parent company	¥ 149,380	¥ 92,170	¥ 19,006